Loans and allowance for credit losses (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Loans by geography and portfolio net of allowance
Loans by geography and p
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	As at October 31, 2025

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$454,346	$35,673	$3,394	$493,413	$(794)	$492,619
Personal	90,842	20,984	3,519	115,345	(1,541)	113,804
Credit cards (3)	25,836	652	301	26,789	(1,273)	25,516
Small business (4)	16,797	–	–	16,797	(334)	16,463
Wholesale (2), (5)	194,487	143,439	59,245	397,171	(3,151)	394,020
Total loans	$782,308	$200,748	$66,459	$1,049,515	$(7,093)	$1,042,422
Undrawn loan commitments – Retail	311,332	9,434	4,913	325,679	(197)
Undrawn loan commitments – Wholesale	183,589	309,469	101,511	594,569	(168)

	As at October 31, 2024

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$441,191	$33,092	$3,261	$477,544	$(572)	$476,972
Personal	86,977	18,148	3,213	108,338	(1,389)	106,949
Credit cards (3)	24,619	653	293	25,565	(1,164)	24,401
Small business (4)	15,531	–	–	15,531	(258)	15,273
Wholesale (2), (5)	189,378	119,231	51,830	360,439	(2,654)	357,785
Total loans	$757,696	$171,124	$58,597	$987,417	$(6,037)	$981,380
Undrawn loan commitments – Retail	300,071	5,099	4,100	309,270	(172)
Undrawn loan commitments – Wholesale	180,687	264,309	88,787	533,783	(139)

(1)	Excludes allowance for loans measured at FVOCI of $1 million (October 31, 2024 – $4 million).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.

Loans maturity and rate sensitivity
Loans maturity and rate sensitivity

	As at October 31, 2025
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$395,387	$215,783	$41,174	$652,344	$253,592	$389,868	$8,884	$652,344
Wholesale	338,854	43,992	14,325	397,171	84,295	309,440	3,436	397,171
Total loans	$734,241	$259,775	$55,499	$1,049,515	$337,887	$699,308	$12,320	$1,049,515
Allowance for loan losses				(7,093)				(7,093)
Total loans net of allowance for loan losses	$734,241	$259,775	$48,406	$1,042,422	$337,887	$699,308	$5,227	$1,042,422

	As at October 31, 2024
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$342,552	$240,995	$43,431	$626,978	$211,027	$407,455	$8,496	$626,978
Wholesale	302,024	44,977	13,438	360,439	80,385	277,599	2,455	360,439
Total loans	$644,576	$285,972	$56,869	$987,417	$291,412	$685,054	$10,951	$987,417
Allowance for loan losses				(6,037)				(6,037)
Total loans net of allowance for loan losses	$644,576	$285,972	$50,832	$981,380	$291,412	$685,054	$4,914	$981,380

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the year ended
	October 31, 2025					October 31, 2024

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$572	$280	$(9)	$(49)	$794	$481	$114	$(10)	$(13)	$572
Personal	1,482	956	(779)	(20)	1,639	1,228	877	(616)	(7)	1,482
Credit cards	1,233	952	(829)	–	1,356	1,069	831	(669)	2	1,233
Small business	272	209	(104)	(26)	351	194	178	(84)	(16)	272
Wholesale	2,793	1,959	(1,163)	(270)	3,319	2,326	1,297	(700)	(130)	2,793
Customers’ liability under acceptances	–	–	–	–	–	50	(50)	–	–	–
	$6,352	$4,356	$(2,884)	$(365)	$7,459	$5,348	$3,247	$(2,079)	$(164)	$6,352
Presented as:
Allowance for loan losses	$6,037				$7,093	$5,004				$6,037
Other liabilities – Provisions	311				365	288				311
Other assets – Other	–				–	50				–
Other components of equity	4				1	6				4

(1)	Loans
written-off
are generally subject to continued collection efforts for a period of time following write-off.
The contractual amount outstanding on loans
written-off
during the year ended October 31, 2025 that are no longer subject to enforcement activity was $285 million
(October 31, 2024 – $359 million).

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit
losses
– Retail and wholesale loans

	For the year ended
	October 31, 2025				October 31, 2024
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$215	$126	$231	$572	$223	$90	$168	$481
Provision for credit losses
Transfers to stage 1	157	(153)	(4)	–	99	(97)	(2)	–
Transfers to stage 2	(41)	49	(8)	–	(23)	36	(13)	–
Transfers to stage 3	(7)	(45)	52	–	(5)	(42)	47	–
Originations	100	–	–	100	94	–	–	94
Maturities	(25)	(29)	–	(54)	(19)	(17)	–	(36)
Changes in risk, parameters and exposures	(123)	256	101	234	(155)	157	54	56
Write-offs	–	–	(20)	(20)	–	–	(23)	(23)
Recoveries	–	–	11	11	–	–	13	13
Exchange rate and other	–	–	(49)	(49)	1	(1)	(13)	(13)
Balance at end of period	$276	$204	$314	$794	$215	$126	$231	$572

Personal
Balance at beginning of period	$305	$966	$211	$1,482	$280	$793	$155	$1,228
Provision for credit losses
Transfers to stage 1	594	(593)	(1)	–	537	(537)	–	–
Transfers to stage 2	(96)	100	(4)	–	(75)	78	(3)	–
Transfers to stage 3	(4)	(163)	167	–	(3)	(130)	133	–
Originations	105	–	–	105	116	–	–	116
Maturities	(53)	(233)	(1)	(287)	(51)	(186)	–	(237)
Changes in risk, parameters and exposures	(562)	1,040	660	1,138	(499)	947	550	998
Write-offs	–	–	(935)	(935)	–	–	(745)	(745)
Recoveries	–	–	156	156	–	–	129	129
Exchange rate and other	2	(2)	(20)	(20)	–	1	(8)	(7)
Balance at end of period	$291	$1,115	$233	$1,639	$305	$966	$211	$1,482

Credit cards
Balance at beginning of period	$207	$1,026	$–	$1,233	$203	$866	$–	$1,069
Provision for credit losses
Transfers to stage 1	662	(662)	–	–	559	(559)	–	–
Transfers to stage 2	(112)	112	–	–	(111)	111	–	–
Transfers to stage 3	(2)	(595)	597	–	(2)	(483)	485	–
Originations	14	–	–	14	25	–	–	25
Maturities	(4)	(56)	–	(60)	(5)	(48)	–	(53)
Changes in risk, parameters and exposures	(546)	1,313	231	998	(465)	1,139	185	859
Write-offs	–	–	(1,010)	(1,010)	–	–	(892)	(892)
Recoveries	–	–	181	181	–	–	223	223
Exchange rate and other	(2)	1	1	–	3	–	(1)	2
Balance at end of period	$217	$1,139	$–	$1,356	$207	$1,026	$–	$1,233

Small business
Balance at beginning of period	$80	$86	$106	$272	$70	$66	$58	$194
Provision for credit losses
Transfers to stage 1	54	(54)	–	–	35	(35)	–	–
Transfers to stage 2	(23)	23	–	–	(20)	20	–	–
Transfers to stage 3	(1)	(14)	15	–	(1)	(10)	11	–
Originations	39	–	–	39	43	–	–	43
Maturities	(19)	(24)	–	(43)	(17)	(21)	–	(38)
Changes in risk, parameters and exposures	(41)	98	156	213	(31)	65	139	173
Write-offs	–	–	(124)	(124)	–	–	(98)	(98)
Recoveries	–	–	20	20	–	–	14	14
Exchange rate and other	6	2	(34)	(26)	1	1	(18)	(16)
Balance at end of period	$95	$117	$139	$351	$80	$86	$106	$272

Wholesale
Balance at beginning of period	$787	$1,038	$968	$2,793	$774	$785	$767	$2,326
Provision for credit losses
Transfers to stage 1	277	(275)	(2)	–	284	(282)	(2)	–
Transfers to stage 2	(124)	133	(9)	–	(152)	159	(7)	–
Transfers to stage 3	(15)	(273)	288	–	(9)	(77)	86	–
Originations	755	–	–	755	737	–	–	737
Maturities	(543)	(418)	–	(961)	(438)	(379)	–	(817)
Changes in risk, parameters and exposures	(243)	912	1,496	2,165	(407)	827	957	1,377
Write-offs	–	–	(1,237)	(1,237)	–	–	(763)	(763)
Recoveries	–	–	74	74	–	–	63	63
Exchange rate and other	2	6	(278)	(270)	(2)	5	(133)	(130)
Balance at end of period	$896	$1,123	$1,300	$3,319	$787	$1,038	$968	$2,793

Impact of Staging on ACL
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in Stage 1 to the actual ACL recorded on these assets.

As at

	October 31, 2025			October 31, 2024

(Millions of Canadian dollars)	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$ 3,775	$ 1,698	$ 5,473	$ 3,313	$ 1,523	$ 4,836

(1)	Represents loans and commitments in Stage 1 and Stage 2.

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2025				October 31, 2024

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1), (2)	Total	Stage 1	Stage 2	Stage 3 (1), (2)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$386,060	$16,495	$–	$402,555	$388,742	$1,354	$–	$390,096
Medium risk	20,622	2,571	–	23,193	18,419	4,479	–	22,898
High risk	2,131	6,532	–	8,663	1,761	6,593	–	8,354
Not rated (3)	54,253	1,940	–	56,193	52,569	1,479	–	54,048
Impaired	–	–	1,681	1,681	–	–	1,233	1,233
	463,066	27,538	1,681	492,285	461,491	13,905	1,233	476,629
Items not subject to impairment (4)				1,128				915
Total				$493,413				$477,544
Loans outstanding – Personal
Low risk	$87,536	$2,712	$–	$90,248	$82,904	$1,680	$–	$84,584
Medium risk	4,035	3,768	–	7,803	5,525	3,063	–	8,588
High risk	601	2,583	–	3,184	592	2,365	–	2,957
Not rated (3)	12,493	1,180	–	13,673	11,303	498	–	11,801
Impaired	–	–	437	437	–	–	408	408
Total	$104,665	$10,243	$437	$115,345	$100,324	$7,606	$408	$108,338
Loans outstanding – Credit cards
Low risk	$18,279	$161	$–	$18,440	$17,363	$177	$–	$17,540
Medium risk	2,123	2,291	–	4,414	1,999	2,436	–	4,435
High risk	70	2,423	–	2,493	75	2,289	–	2,364
Not rated (3)	1,133	309	–	1,442	1,173	53	–	1,226
Total	$21,605	$5,184	$–	$26,789	$20,610	$4,955	$–	$25,565
Loans outstanding – Small business
Low risk	$10,628	$595	$–	$11,223	$9,428	$773	$–	$10,201
Medium risk	2,550	924	–	3,474	2,740	962	–	3,702
High risk	259	1,422	–	1,681	214	1,086	–	1,300
Not rated (3)	8	–	–	8	7	–	–	7
Impaired	–	–	411	411	–	–	321	321
Total	$13,445	$2,941	$411	$16,797	$12,389	$2,821	$321	$15,531
Undrawn loan commitments – Retail
Low risk	$293,300	$3,700	$–	$297,000	$284,036	$592	$–	$284,628
Medium risk	12,451	427	–	12,878	12,110	381	–	12,491
High risk	805	758	–	1,563	746	602	–	1,348
Not rated (3)	13,964	274	–	14,238	10,715	88	–	10,803
Total	$320,520	$5,159	$–	$325,679	$307,607	$1,663	$–	$309,270
Wholesale – Loans outstanding
Investment grade	$130,322	$2,117	$–	$132,439	$116,549	$1,471	$–	$118,020
Non-investment grade	207,239	26,399	–	233,638	189,889	26,826	–	216,715
Not rated (3)	14,714	503	–	15,217	12,871	721	–	13,592
Impaired	–	–	6,153	6,153	–	–	3,905	3,905
	352,275	29,019	6,153	387,447	319,309	29,018	3,905	352,232
Items not subject to impairment (4)				9,724				8,207
Total				$397,171				$360,439
Undrawn loan commitments – Wholesale
Investment grade	$393,167	$1,593	$–	$394,760	$345,236	$516	$–	$345,752
Non-investment grade	182,223	16,158	–	198,381	170,212	14,512	–	184,724
Not rated (3)	1,407	21	–	1,428	3,290	17	–	3,307
Total	$576,797	$17,772	$–	$594,569	$518,738	$15,045	$–	$533,783

(1)	As at October 31, 2025, 91% of credit-impaired loans were either fully or partially collateralized (October 31, 2024 – 88%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.
(2)	Includes $195 million of purchased or originated credit-impaired loans (October 31, 2024 – $109 million).
(3)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(4)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1), (2)

	As at
	October 31, 2025			October 31, 2024

(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,634	$323	$2,957	$2,542	$263	$2,805
Wholesale	1,143	7	1,150	1,454	4	1,458
	$3,777	$330	$4,107	$3,996	$267	$4,263

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.